LOANS AND PAYMENT PLAN RECEIVABLES	12 Months Ended
Dec. 31, 2018
LOANS AND PAYMENT PLAN RECEIVABLES [Abstract]
LOANS AND PAYMENT PLAN RECEIVABLES
NOTE 4 – LOANS AND PAYMENT PLAN RECEIVABLES

Our loan portfolios at December 31 follow:

	2018	2017
	(In thousands)
Real estate(1)
Residential first mortgages	$811,719	$672,592
Residential home equity and other junior mortgages	177,574	136,560
Construction and land development	180,286	143,188
Other(2)	707,347	538,880
Consumer	379,607	291,091
Commercial	319,058	231,786
Agricultural	6,929	4,720
Total loans	$2,582,520	$2,018,817

(1)	Includes both residential and non-residential commercial loans secured by real estate.

(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.

Loans include net deferred loan costs of $13.3 million and $9.3 million at December 31, 2018 and 2017, respectively.

In August 2016, we purchased $15.0 million of single-family residential fixed rate jumbo mortgage loans from a Michigan-based financial institution. These mortgage loans were all on properties located in Michigan, had a weighted average interest rate (after a 0.25% servicing fee) of 3.65% and a weighted average remaining contractual maturity of 332 months. We did not purchase any loans during 2018 or 2017.

An analysis of the allowance for loan losses by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Subjective Allocation	Total
	(In thousands)
2018
Balance at beginning of period	$5,595	$8,733	$864	$-	$7,395	$22,587
Additions (deductions)
Provision for loan losses	(946)	457	462	-	1,530	1,503
Recoveries credited to allowance	2,889	734	999	-	-	4,622
Loans charged against the allowance	(448)	(1,946)	(1,430)	-	-	(3,824)
Balance at end of period	$7,090	$7,978	$895	$-	$8,925	$24,888

2017
Balance at beginning of period	$4,880	$8,681	$1,011	$-	$5,662	$20,234
Additions (deductions)
Provision for loan losses	(327)	(567)	360	-	1,733	1,199
Recoveries credited to allowance	1,497	1,741	967	-	-	4,205
Loans charged against the allowance	(455)	(1,122)	(1,474)	-	-	(3,051)
Balance at end of period	$5,595	$8,733	$864	$-	$7,395	$22,587

2016
Balance at beginning of period	$5,670	$10,391	$1,181	$56	$5,272	$22,570
Additions (deductions)
Provision for loan losses	(1,945)	(158)	401	(4)	397	(1,309)
Recoveries credited to allowance	2,472	1,047	1,100	-	-	4,619
Loans charged against the allowance	(1,317)	(2,599)	(1,671)	-	-	(5,587)
Reclassification to loans held for sale	-	-	-	(52)	(7)	(59)
Balance at end of period	$4,880	$8,681	$1,011	$-	$5,662	$20,234

Allowance for loan losses and recorded investment in loans by portfolio segment at December 31 follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2018
Allowance for loan losses:
Individually evaluated for impairment	$1,305	$4,799	$206	$-	$6,310
Collectively evaluated for impairment	5,785	3,179	689	8,925	18,578
Loans acquired with deteriorated credit quality	-	-	-	-	-
Total ending allowance for loan losses balance	$7,090	$7,978	$895	$8,925	$24,888

Loans
Individually evaluated for impairment	$8,697	$46,394	$3,370		$58,461
Collectively evaluated for impairment	1,137,586	1,000,038	392,460		2,530,084
Loans acquired with deteriorated credit quality	1,609	555	349		2,513
Total loans recorded investment	1,147,892	1,046,987	396,179		2,591,058
Accrued interest included in recorded investment	3,411	4,097	1,030		8,538
Total loans	$1,144,481	$1,042,890	$395,149		$2,582,520

2017
Allowance for loan losses:
Individually evaluated for impairment	$837	$5,725	$277	$-	$6,839
Collectively evaluated for impairment	4,758	3,008	587	7,395	15,748
Total ending allowance for loan losses balance	$5,595	$8,733	$864	$7,395	$22,587

Loans
Individually evaluated for impairment	$8,420	$53,179	$3,945		$65,544
Collectively evaluated for impairment	847,140	799,629	313,005		1,959,774
Total loans recorded investment	855,560	852,808	316,950		2,025,318
Accrued interest included in recorded investment	2,300	3,278	923		6,501
Total loans	$853,260	$849,530	$316,027		$2,018,817

Non-performing loans include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. If these loans had continued to accrue interest in accordance with their original terms, approximately $0.4 million, $0.4 million and $0.5 million of interest income would have been recognized in 2018, 2017 and 2016, respectively. Interest income recorded on these loans was approximately zero during the years ended 2018, 2017 and 2016.

Loans on non-accrual status and past due more than 90 days (“Non-performing Loans”) at December 31 follow(1):

	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
2018
Commercial
Income producing - real estate	$-	$-	$-
Land, land development and construction - real estate	-	-	-
Commercial and industrial	-	2,220	2,220
Mortgage
1-4 family	5	4,694	4,699
Resort lending	-	755	755
Home equity - 1st lien	-	159	159
Home equity - 2nd lien	-	419	419
Installment
Home equity - 1st lien	-	179	179
Home equity - 2nd lien	-	226	226
Boat lending	-	166	166
Recreational vehicle lending	-	7	7
Other	-	204	204
Total recorded investment	$5	$9,029	$9,034
Accrued interest included in recorded investment	$-	$-	$-
2017
Commercial
Income producing - real estate	$-	$30	$30
Land, land development and construction - real estate	-	9	9
Commercial and industrial	-	607	607
Mortgage
1-4 family	-	5,130	5,130
Resort lending	-	1,223	1,223
Home equity - 1st lien	-	326	326
Home equity - 2nd lien	-	316	316
Installment
Home equity - 1st lien	-	141	141
Home equity - 2nd lien	-	159	159
Boat lending	-	100	100
Recreational vehicle lending	-	25	25
Other	-	118	118
Total recorded investment	$-	$8,184	$8,184
Accrued interest included in recorded investment	$-	$-	$-

(1)	Non-performing loans exclude purchase credit impaired loans.

An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not	Total
	30-59 days	60-89 days	90+ days	Total	Past Due	Loans
	(In thousands)
2018
Commercial
Income producing - real estate	$44	$-	$-	$44	$388,729	$388,773
Land, land development and construction - real estate	-	-	-	-	84,458	84,458
Commercial and industrial	1,538	-	-	1,538	673,123	674,661
Mortgage
1-4 family	1,608	194	4,882	6,684	833,760	840,444
Resort lending	252	-	755	1,007	80,774	81,781
Home equity - 1st lien	176	-	159	335	38,909	39,244
Home equity - 2nd lien	446	100	419	965	84,553	85,518
Installment
Home equity - 1st lien	200	55	197	452	6,985	7,437
Home equity - 2nd lien	111	24	226	361	6,683	7,044
Boat lending	316	295	166	777	169,117	169,894
Recreational vehicle lending	28	21	7	56	125,780	125,836
Other	241	131	204	576	85,392	85,968
Total recorded investment	$4,960	$820	$7,015	$12,795	$2,578,263	$2,591,058
Accrued interest included in recorded investment
	$44	$11	$-	$55	$8,483	$8,538
2017
Commercial
Income producing - real estate	$-	$-	$30	$30	$290,466	$290,496
Land, land development and construction - real estate	9	-	-	9	70,182	70,191
Commercial and industrial	60	-	44	104	494,769	494,873
Mortgage
1-4 family	1,559	802	5,130	7,491	659,742	667,233
Resort lending	713	-	1,223	1,936	88,620	90,556
Home equity - 1st lien	308	38	326	672	34,689	35,361
Home equity - 2nd lien	353	155	316	824	58,834	59,658
Installment
Home equity - 1st lien	90	11	141	242	9,213	9,455
Home equity - 2nd lien	217	94	159	470	9,001	9,471
Boat lending	59	36	100	195	129,777	129,972
Recreational vehicle lending	28	20	25	73	92,737	92,810
Other	275	115	118	508	74,734	75,242
Total recorded investment	$3,671	$1,271	$7,612	$12,554	$2,012,764	$2,025,318

Accrued interest included in recorded investment	$43	$22	$-	$65	$6,436	$6,501

Impaired loans are as follows :

	December 31,
	2018	2017
Impaired loans with no allocated allowance for loan losses	(In thousands)
TDR	$-	$349
Non - TDR	-	175
Impaired loans with an allocated allowance for loan losses
TDR - allowance based on collateral	2,787	2,482
TDR - allowance based on present value cash flow	53,258	62,113
Non - TDR - allowance based on collateral	2,145	148
Total impaired loans	$58,190	$65,267

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$769	$684
TDR - allowance based on present value cash flow	4,849	6,089
Non - TDR - allowance based on collateral	692	66
Total amount of allowance for loan losses allocated	$6,310	$6,839

Impaired loans by class as of December 31 are as follows:

	2018			2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance for Loan Losses	Recorded Investment	Unpaid Principal Balance	Related Allowance for Loan Losses
With no related allowance for loan losses recorded:	(In thousands)
Commercial
Income producing - real estate	$-	$-	$-	$-	$-	$-
Land, land development & construction-real estate	-	-	-	-	-	-
Commercial and industrial	-	-	-	524	549	-
Mortgage
1-4 family	3	474	-	2	469	-
Resort lending	-	-	-	-	-	-
Home equity - 1st lien	-	-	-	-	-	-
Home equity - 2nd lien	-	-	-	-	-	-
Installment
Home equity - 1st lien	1	122	-	1	69	-
Home equity - 2nd lien	-	-	-	-	-	-
Boat lending	-	5	-	-	-	-
Recreational vehicle lending	-	-	-	-	-	-
Other	-	15	-	-	-	-
	4	616	-	527	1,087	-

	2018			2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance for Loan Losses	Recorded Investment	Unpaid Principal Balance	Related Allowance for Loan Losses
	(In thousands)
With an allowance for loan losses recorded:
Commercial
Income producing - real estate	4,770	4,758	303	5,195	5,347	347
Land, land development & construction-real estate	290	289	35	166	194	9
Commercial and industrial	3,637	3,735	967	2,535	2,651	481
Mortgage
1-4 family	32,842	34,427	2,859	36,848	38,480	3,454
Resort lending	13,328	13,354	1,927	15,978	16,046	2,210
Home equity - 1st lien	65	64	4	173	236	43
Home equity - 2nd lien	156	155	9	178	213	18
Installment
Home equity - 1st lien	1,440	1,524	89	1,667	1,804	108
Home equity - 2nd lien	1,471	1,491	92	1,793	1,805	140
Boat lending	—	—	—	1	5	1
Recreational vehicle lending	79	79	4	90	90	5
Other	379	406	21	393	418	23
	58,457	60,282	6,310	65,017	67,289	6,839
Total
Commercial
Income producing - real estate	4,770	4,758	303	5,195	5,347	347
Land, land development & construction-real estate	290	289	35	166	194	9
Commercial and industrial	3,637	3,735	967	3,059	3,200	481
Mortgage
1-4 family	32,845	34,901	2,859	36,850	38,949	3,454
Resort lending	13,328	13,354	1,927	15,978	16,046	2,210
Home equity - 1st lien	65	64	4	173	236	43
Home equity - 2nd lien	156	155	9	178	213	18
Installment
Home equity - 1st lien	1,441	1,646	89	1,668	1,873	108
Home equity - 2nd lien	1,471	1,491	92	1,793	1,805	140
Boat lending	—	5	—	1	5	1
Recreational vehicle lending	79	79	4	90	90	5
Other	379	421	21	393	418	23
Total	$58,461	$60,898	$6,310	$65,544	$68,376	$6,839
Accrued interest included in recorded investment	$271			$277

Average recorded investment in and interest income earned (of which the majority of these amounts were received in cash and related primarily to performing TDR’s) on impaired loans by class for the years ended December 31 follows:

	2018		2017		2016
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance for loan losses recorded:	(In thousands)
Commercial
Income producing - real estate	$-	$-	$177	$-	$609	$2
Land, land development & construction-real estate	961	-	6	-	330	7
Commercial and industrial	378	20	751	22	961	54
Mortgage
1-4 family	56	27	52	21	10	16
Resort lending	-	-	-	-	-	-
Home equity - 1st lien	-	-	-	-	-	-
Home equity - 2nd lien	-	-	-	-	-	-
Installment
Home equity - 1st lien	1	10	1	6	-	5
Home equity - 2nd lien	-	-	-	-	3	-
Boat lending	-	-	-	-	-	-
Recreational vehicle lending	-	-	-	-	-	-
Other	-	1	-	-	-	-
	1,396	58	987	49	1,913	84
With an allowance for loan losses recorded:
Commercial
Income producing - real estate	5,016	277	7,059	369	8,069	427
Land, land development & construction-real estate	184	11	183	8	1,129	31
Commercial and industrial	2,640	127	3,298	132	5,723	189
Mortgage
1-4 family	35,007	1,791	39,143	1,774	44,923	1,918
Resort lending	14,687	606	16,383	616	17,544	619
Home equity - 1st lien	105	5	209	5	226	10
Home equity - 2nd lien	165	7	209	7	248	14
Installment
Home equity - 1st lien	1,564	105	1,832	128	2,185	147
Home equity - 2nd lien	1,676	95	2,126	112	2,661	162
Boat lending	1	-	1	1	2	1
Recreational vehicle lending	84	4	100	5	115	6
Other	400	24	377	25	433	28
	61,529	3,052	70,920	3,182	83,258	3,552

	2018		2017		2016
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
Total
Commercial
Income producing - real estate	5,016	277	7,236	369	8,678	429
Land, land development & construction-real estate	1,145	11	189	8	1,459	38
Commercial and industrial	3,018	147	4,049	154	6,684	243
Mortgage
1-4 family	35,063	1,818	39,195	1,795	44,933	1,934
Resort lending	14,687	606	16,383	616	17,544	619
Home equity - 1st lien	105	5	209	5	226	10
Home equity - 2nd lien	165	7	209	7	248	14
Installment
Home equity - 1st lien	1,565	115	1,833	134	2,185	152
Home equity - 2nd lien	1,676	95	2,126	112	2,664	162
Boat lending	1	—	1	1	2	1
Recreational vehicle lending	84	4	100	5	115	6
Other	400	25	377	25	433	28
Total	$62,925	$3,110	$71,907	$3,231	$85,171	$3,636

Troubled debt restructurings at December 31 follow:

	2018
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR’s	$6,460	$46,627		$53,087
Non-performing TDR’s (2)	74	2,884	(3)	2,958
Total	$6,534	$49,511		$56,045

	2017
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR’s	$7,748	$52,367		$60,115
Non-performing TDR’s (2)	323	4,506	(3)	4,829
Total	$8,071	$56,873		$64,944

(1)	Retail loans include mortgage and installment loan segments.
(2)	Included in non-performing loans table above.
(3)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

We have allocated $6.3 million and $6.8 million of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2018 and 2017, respectively. We have committed to lend additional amounts totaling up to $0.04 million at both December 31, 2018 and 2017, respectively, to customers with outstanding loans that are classified as troubled debt restructurings.

The terms of certain loans were modified as troubled debt restructurings and generally included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan have generally been for periods ranging from 9 months to 36 months but have extended to as much as 480 months in certain circumstances. Modifications involving an extension of the maturity date have generally been for periods ranging from 1 month to 60 months but have extended to as much as 230 months in certain circumstances.

Loans that have been classified as troubled debt restructurings during the years ended December 31 follow:

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
2018	(Dollars in thousands)
Commercial
Income producing - real estate	1	$67	$67
Land, land development & construction-real estate	1	137	137
Commercial and industrial	7	652	652
Mortgage
1-4 family	10	1,410	1,413
Resort lending	1	115	114
Home equity - 1st lien	-	-	-
Home equity - 2nd lien	-	-	-
Installment
Home equity - 1st lien	8	413	415
Home equity - 2nd lien	3	113	114
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	3	182	180
Total	34	$3,089	$3,092
2017
Commercial
Income producing - real estate	-	$-	$-
Land, land development & construction-real estate	-	-	-
Commercial and industrial	15	925	925
Mortgage
1-4 family	6	456	462
Resort lending	1	189	189
Home equity - 1st lien	-	-	-
Home equity - 2nd lien	-	-	-
Installment
Home equity - 1st lien	3	86	90
Home equity - 2nd lien	10	391	394
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	2	74	75
Total	37	$2,121	$2,135

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2016
Commercial
Income producing - real estate	4	$290	$290
Land, land development & construction-real estate	—	—	—
Commercial and industrial	9	2,044	2,027
Mortgage
1-4 family	9	927	1,004
Resort lending	1	116	117
Home equity - 1st lien	1	107	78
Home equity - 2nd lien	2	77	78
Installment
Home equity - 1st lien	6	141	145
Home equity - 2nd lien	6	154	157
Boat lending	—	—	—
Recreational vehicle lending	—	—	—
Other	2	46	46
Total	40	$3,902	$3,942

The troubled debt restructurings described above increased (decreased) the AFLL by $(0.2) million, $0.1 million and $(0.1) million during the years ended December 31, 2018, 2017 and 2016, respectively and resulted in charge offs of zero, zero and $0.53 million during the years ended December 31, 2018, 2017 and 2016, respectively.

Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of Contracts	Recorded Balance
2018	(Dollars in thousands)
Commercial
Income producing - real estate	-	$-
Land, land development & construction-real estate	-	-
Commercial and industrial	-	-
Mortgage
1-4 family	-	-
Resort lending	-	-
Home equity - 1st lien	-	-
Home equity - 2nd lien	-	-
Installment
Home equity - 1st lien	1	13
Home equity - 2nd lien	-	-
Boat lending	-	-
Recreational vehicle lending	-	-
Other	-	-
Total	1	$13

	Number of Contracts	Recorded Balance
(Dollars in thousands)

2017
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	6	164
Mortgage
1-4 family	—	—
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	1	13
Home equity - 2nd lien	—	—
Boat lending	—	—
Recreational vehicle lending	—	—
Other	—	—
Total	7	$177

2016
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	1	1,767
Mortgage
1-4 family	—	—
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Boat lending	—	—
Recreational vehicle lending	—	—
Other	—	—
Total	1	$1,767

A loan is generally considered to be in payment default once it is 90 days contractually past due under the modified terms for commercial loans and installment loans and when four consecutive payments are missed for mortgage loans.

The troubled debt restructurings that subsequently defaulted described above increased (decreased) the AFLL by zero, $0.04 million and $(0.17) million during the years ended December 31, 2018, 2017 and 2016, respectively and resulted in charge offs of zero, $0.05 million and $0.51 million during the years ended December 31, 2018, 2017 and 2016, respectively.

The terms of certain other loans were modified during the years ending December 31, 2018, 2017 and 2016 that did not meet the definition of a troubled debt restructuring. The modification of these loans could have included modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.

Credit Quality Indicators – As part of our on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) weighted-average risk grade of commercial loans, (b) the level of classified commercial loans, (c) credit scores of mortgage and installment loan borrowers, and (d) delinquency history and non-performing loans.

For commercial loans, we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:

Rating 1 through 6: These loans are generally referred to as our ‘‘non-watch’’ commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.

Rating 7 and 8: These loans are generally referred to as our ‘‘watch’’ commercial credits. These ratings include loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principal or interest is envisioned with these ratings.

Rating 9: These loans are generally referred to as our ‘‘substandard accruing’’ commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principal and interest primarily due to collateral coverage.

Rating 10 and 11: These loans are generally referred to as our ‘‘substandard - non-accrual’’ and ‘‘doubtful’’ commercial credits. Our doubtful rating includes a sub classification for a loss rate other than 50% (which is the standard doubtful loss rate). These ratings include loans to borrowers with weaknesses that make collection of debt in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.

Rating 12: These loans are generally referred to as our ‘‘loss’’ commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.

The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
			(In thousands)
2018
Income producing - real estate	$375,142	$13,387	$200	$44	$388,773
Land, land development and construction - real estate	76,120	8,328	-	10	84,458
Commercial and industrial	631,248	35,469	5,577	2,367	674,661
Total	$1,082,510	$57,184	$5,777	$2,421	$1,147,892
Accrued interest included in total	$3,107	$174	$130	$-	$3,411

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
	(In thousands)
2017
Income producing - real estate	$288,869	$1,293	$304	$30	$290,496
Land, land development and construction - real estate	70,122	60	—	9	70,191
Commercial and industrial	463,570	28,351	2,345	607	494,873
Total	$822,561	$29,704	$2,649	$646	$855,560
Accrued interest included in total	$2,198	$94	$8	$—	$2,300

For each of our mortgage and installment segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually. The following tables summarize credit scores by loan class for our mortgage and installment loan segments at December 31:

	Mortgage (1)
	1-4 Family	Resort Lending	Home Equity 1st Lien	Home Equity 2nd Lien	Total
	(In thousands)
2018
800 and above	$94,492	$10,898	$6,784	$8,838	$121,012
750-799	384,344	36,542	17,303	38,295	476,484
700-749	202,440	17,282	9,155	23,249	252,126
650-699	91,847	9,945	3,987	8,681	114,460
600-649	34,342	3,088	959	3,359	41,748
550-599	13,771	1,867	427	1,236	17,301
500-549	8,439	106	418	826	9,789
Under 500	2,533	143	98	381	3,155
Unknown	8,236	1,910	113	653	10,912
Total	$840,444	$81,781	$39,244	$85,518	$1,046,987
Accrued interest included in total	$3,079	$363	$199	$456	$4,097

2017
800 and above	$78,523	$11,625	$6,169	$7,842	$104,159
750-799	283,558	36,015	16,561	24,126	360,260
700-749	154,239	22,099	7,317	15,012	198,667
650-699	84,121	12,145	2,793	7,420	106,479
600-649	25,087	3,025	1,189	2,512	31,813
550-599	15,136	2,710	518	1,118	19,482
500-549	9,548	1,009	397	1,156	12,110
Under 500	2,549	269	260	385	3,463
Unknown	14,472	1,659	157	87	16,375
Total	$667,233	$90,556	$35,361	$59,658	$852,808
Accrued interest included in total	$2,456	$371	$157	$294	$3,278

(1)	Credit scores have been updated within the last twelve months.

	Installment(1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Boat Lending	Recreational Vehicle Lending	Other	Total
	(In thousands)
2018
800 and above	$555	$235	$20,767	$20,197	$6,272	$48,026
750-799	1,502	1,642	100,191	74,154	31,483	208,972
700-749	1,582	1,682	35,455	24,890	24,369	87,978
650-699	1,606	1,217	10,581	4,918	9,840	28,162
600-649	996	1,272	1,657	992	2,751	7,668
550-599	759	658	652	453	838	3,360
500-549	384	229	286	225	651	1,775
Under 500	51	6	266	7	218	548
Unknown	2	103	39	-	9,546	9,690
Total	$7,437	$7,044	$169,894	$125,836	$85,968	$396,179
Accrued interest included in total	$28	$25	$403	$311	$263	$1,030

2017
800 and above	$815	$825	$15,531	$16,754	$7,060	$40,985
750-799	1,912	1,952	73,251	52,610	28,422	158,147
700-749	1,825	2,142	28,922	17,993	20,059	70,941
650-699	1,840	2,036	9,179	4,270	9,258	26,583
600-649	1,567	1,065	2,052	754	2,402	7,840
550-599	950	1,028	640	305	871	3,794
500-549	499	303	281	83	475	1,641
Under 500	32	88	57	6	194	377
Unknown	15	32	59	35	6,501	6,642
Total	$9,455	$9,471	$129,972	$92,810	$75,242	$316,950
Accrued interest included in total	$39	$43	$346	$254	$241	$923

(1)	Credit scores have been updated within the last twelve months.

Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2018	2017
	(In thousands)
Mortgage loans serviced for :
Fannie Mae	$1,350,703	$1,001,388
Freddie Mac	712,740	637,204
Ginnie Mae	165,467	130,284
FHLB	78,687	47,527
Other	26,148	34
Total	$2,333,745	$1,816,437

Custodial deposit accounts maintained in connection with mortgage loans serviced for others totaled

$22.0 million and $20.7 million, at December 31, 2018 and 2017, respectively.

If we do not remain well capitalized for regulatory purposes (see note #20), meet certain minimum capital levels or certain profitability requirements or if we incur a rapid decline in net worth, we could lose our ability to sell and/or service loans to these investors. This could impact our ability to generate net gains on mortgage loans and generate servicing income. A forced liquidation of our servicing portfolio could also impact the value that could be recovered on this asset. Fannie Mae has the most stringent eligibility requirements covering capital levels, profitability and decline in net worth. Fannie Mae requires seller/servicers to be well capitalized for regulatory purposes. For the profitability requirement, we cannot record four or more consecutive quarterly losses and experience a 30% decline in net worth over the same period. Our net worth cannot decline by more than 25% in one quarter or more than 40% over two consecutive quarters. The highest level of capital we are required to maintain is at least $2.5 million plus 0.25% of all loans serviced for others.

An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2018	2017	2016
	(In thousands)
Balance at beginning of period	$15,699	$13,671	$12,436
Change in accounting (see note #1)	-	542	-
Balance at beginning of period, as adjusted	$15,699	$14,213	$12,436
Originated servicing rights capitalized	4,977	4,230	3,119
Servicing rights acquired	3,047	-	-
Amortization	-	-	(2,850)
Change in valuation allowance	-	-	966
Change in fair value due to price	191	(718)	-
Change in fair value due to pay downs	(2,514)	(2,026)	-
Balance at end of year	$21,400	$15,699	$13,671
Valuation allowance	$-	$-	$2,306
Loans sold and serviced that have had servicing rights capitalized	$2,333,081	$1,815,668	$1,657,996

Fair value of capitalized mortgage loan servicing rights was determined using an average coupon rate of 4.23%, average servicing fee of 0.258%, average discount rate of 10.15% and an average Public Securities Association (‘‘PSA’’) prepayment rate of 182 for December 31, 2018; and an average coupon rate of 4.17%, average servicing fee of 0.258%, average discount rate of 10.11% and an average PSA prepayment rate of 169 for December 31, 2017.

Purchase Credit Impaired (“PCI”) Loans

Loans acquired in a business combination are recorded at estimated fair value on their purchase date with no carryover of the related allowance for loan losses. In determining the estimated fair value of purchased loans, management considers a number of factors including, among others, the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, and net present value of cash flows expected to be received. Purchased loans are accounted for in accordance with guidance for certain loans acquired in a transfer (ASC 310-30), when the loans have evidence of credit deterioration since origination and it is probable at the date of acquisition that the acquirer will not collect all contractually required principal and interest payments. The difference between contractually required payments and the cash flows expected to be collected at acquisition is referred to as the non-accretable difference. Subsequent decreases to the expected cash flows will generally result in a provision for loan losses. Subsequent increases in expected cash flows will result in a reversal of the provision for loan losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

As a result of our acquisition of TCSB Bancorp, Inc. (‘‘TCSB’’) (see note #26) we purchased loans for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. For these loans that meet the criteria of ASC 310-30 treatment, the carrying amount was as follows:

	December 31,
	2018	2017
	(In thousands)
Commercial	$1,609	$-
Mortgage	555	-
Installment	349	-
Total carrying amount	2,513	-
Allowance for loan losses	-	-
Carrying amount, net of allowance for loan losses	$2,513	$-

The accretable difference on PCI loans is the difference between the expected cash flows and the net present value of expected cash flows with such difference accreted into earnings using the effective yield method over the term of the loans. Accretion recorded as loan interest income totaled $0.11 million during the year ended December 31, 2018.  Accretable yield of PCI loans, or income expected to be collected follows:

	Year ended December 31,
	2018	2017
	(In thousands)

Balance at beginning of period	$-	$-
New loans purchased	568	-
Accretion of income	(106)	-
Reclassification from (to) nonaccretable difference	-	-
Disposals/other adjustments	-	-
Balance at end of period	$462	$-

PCI loans purchased during 2018 (all relating to the TCSB acquisition) for which it was probable at acquisition that all contractually required payments would not be collected follows:

(In thousands)

Contractually required payments	$4,213
Non accretable difference	(742)
Cash flows expected to be collected at acquisition	3,471
Accretable yield	(568)
Fair value of acquired loans at acquisition	$2,903

Income would not be recognized on certain purchased loans if we could not reasonably estimate cash flows to be collected.  We did not have any purchased loans for which we could not reasonably estimate cash flows to be collected.